Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2026 CNY (¥) Segment	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation adjustment	$ (342,737)	¥ (2,325,505)		¥ 7,106
Cumulative-effect adjustment in accumulated deficit (in Dollars) | $
Write-down of inventories	295,114	2,002,377		599,926
Impairment loss on property and equipment	55,560	376,982	$ 11,722	79,538
Impairment loss on right-of-use assets	55,560	376,982		2,039,099
Revenue recognized in advance from customers	45,884	311,327		1,363,805
Advance from customers	137,355				¥ 1,591,131	¥ 931,969
Shipping and handling expense	146,799	¥ 996,044		¥ 931,931
Covered by insurance	73,691					500,000
Deposits	$ 885,293				¥ 9,445,239	¥ 6,006,804
Weighted average remaining lease term	1 year 7 months 2 days				1 year 11 months 19 days	1 year 7 months 2 days
Weighted average discount rate	3.92%				3.68%	3.92%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1					1
China [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.7851					6.7851
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	36.40%	36.40%	52.00%	52.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	33.40%	33.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					64.90%
Advertising [Member]
Summary of Significant Accounting Policies [Line Items]
Sales and marketing expenses	$ 254,006	¥ 1,723,456		¥ 3,676,600
Other Operating Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss on right-of-use assets | ¥				¥ 2,200
Number of reportable segments (in Segment) | Segment	2	2
Qilekang Digital Health [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	94.86%	94.86%			94.86%
Nanjing Qilekang Pharmaceutical Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	80.00%	80.00%			80.00%
Qilekang Digital Health and Institute Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	5.14%	5.14%			5.14%
Nanjing Qilekang and Individual [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	20.00%	20.00%			20.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	31.70%	31.70%	67.60%	67.60%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	42.20%	42.20%			65.80%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits	$ 73,691					¥ 500,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Leases term	3 years					3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Leases term	5 years					5 years
Percentage of Tax Rate	13.00%	13.00%
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Issue price	100.00%	100.00%
Interest rate per annum	12.00%	12.00%
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Issue price	100.00%	100.00%
Interest rate per annum	10.00%	10.00%